RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

20.   RIGHT-OF-USE ASSETS

	Land	Others	Total
	RMB	RMB	RMB
Cost:
Balance as at January 1, 2021	253,355	40,701	294,056
Additions	13,263	9,650	22,913
Decreases	(2,862)	(3,430)	(6,292)
Balance as at December 31, 2021	263,756	46,921	310,677

Balance as at January 1, 2022	263,756	46,921	310,677
Additions	10,981	9,108	20,089
Decreases	(5,610)	(4,229)	(9,839)
Balance as at December 31, 2022	269,127	51,800	320,927

Accumulated depreciation:
Balance as at January 1, 2021	17,563	10,481	28,044
Additions	9,966	6,863	16,829
Decreases	(407)	(2,197)	(2,604)
Balance as at December 31, 2021	27,122	15,147	42,269

Balance as at January 1, 2022	27,122	15,147	42,269
Additions	10,045	7,519	17,564
Decreases	(1,903)	(1,859)	(3,762)
Balance as at December 31, 2022	35,264	20,807	56,071

Net book value:
Balance as at January 1, 2021	235,792	30,220	266,012
Balance as at December 31, 2021	236,634	31,774	268,408
Balance as at December 31, 2022	233,863	30,993	264,856